Statement of Comprehensive Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Profit (loss) for the year	$ 150	$ (171)	$ 80
Items that will be reclassified subsequently to profit or loss:
Items that will be reclassified subsequently to profit or loss:	(150)	148	189
Exchange differences on translation of foreign operations	(150)	123	180
Available-for-sale financial assets		25	9
Net gain (loss) on available-for-sale financial assets		20	13
Deferred taxation thereon		8	(2)
Items that will not be reclassified subsequently to profit or loss:
Items that will not be reclassified subsequently to profit or loss:	9	6	(2)
Net gain (loss) on equity investments	9
Actuarial gain (loss) recognised	5	8	(2)
Deferred taxation thereon	(5)	(2)	0
Other comprehensive income (loss) for the year, net of tax	(141)	154	187
Total comprehensive income (loss) for the year, net of tax	9	(17)	267
Equity shareholders	(8)	(37)	250
Non-controlling interests
Attributable to non-controlling interests	$ 17	20	17
Release on impairment of available-for-sale financial assets
Items that will be reclassified subsequently to profit or loss:
Reclassification adjustments on available-for-sale financial assets		3	0
Release on disposal of available-for-sale financial assets
Items that will be reclassified subsequently to profit or loss:
Reclassification adjustments on available-for-sale financial assets		$ (6)	$ (2)